Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Registrant Name	dei_EntityRegistrantName	INVESCO MANAGEMENT TRUST
CIK	dei_EntityCentralIndexKey	0001605283
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 18, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2020
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Conservative Income Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIVX
Invesco Conservative Income Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIYX
Invesco Conservative Income Fund | Class R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIRX
Invesco Conservative Income Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICIFX